THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15
             2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
             FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001
Check here if Amendment                          [X ]; Amendment Number: 1
This Amendment (Check only one.):                [  ]  is a restatement
                                                 [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name              Allen Holding Inc.
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:      28- 4174

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Howard M. Felson         New York, New York             August 24, 2001
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[Signature]                   [City, State]                      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        3

Form 13F Information Table Entry Total:                                   2

Form 13F Information Table Value Total:                      $ 22,596,250.00

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File Number                Name

  1                       28-5910                  Allen & Company Incorporated

  2                       28-6492                  Allen Capital Incorporated

  3                       28-5939                  Allen Arbitrage Inc.



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

AS OF MARCH 31, 2001
ITEM 1                        ITEM 2    ITEM 3             ITEM 4                ITEM 5

NAME OF ISSUER                CLASS     CUSIP NUMBER  FAIR MARKET VALUE         POSITION    CLASS
POWERTEL INC                  COM       73936C109       10,587,500.00 192,500     SHS
VOICESTREAM WIRELESS CORP     COM       928615103       12,008,750.00 130,000     SHS

                                                                               -----------------------



ITEM 1                         ITEM 6                     ITEM 7              ITEM 8
                              INVESTMENT DISCRETION                    ---VOTING AUTHORITY---
                               (a)      (b)       (C)                 (a)         (b)       (C)
NAME OF ISSUER                SOLE      SHARED   OTHER   MANAGERS      SOLE       SHARED    OTHER
POWERTEL INC                           192,500           3            192,500
VOICESTREAM WIRELESS CORP              130,000           3            130,000



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